Financial Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of liquidity risk [Table Text Block]
		Between One
	Within One	and Five	More Than
	Year	Years	Five Years
Trade Payables and Accrued Liabilities	$1,777,483	$-	$-

Disclosure of effect of changes in foreign exchange rates [Table Text Block]
	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$-	$21,933
Trade payables and accrued liabilities	(232,147)	(140,756)
Net	$(232,147)	$(118,823)